Jody M. Walker
                             Attorney At Law
                         7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

August 31, 2011

Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:  Strategic Dental Management Corp.
     Amendment 4 to Registration Statement on Form S-1
     Filed August 24, 2011
     File No. 333-172110

Gentlemen:

We have reviewed the Securities and Exchange Commission's recent verbal comments and have provided the following response.

     1. A risk factor has been added as follows to discuss the potential conflict of interest relating to SofTouch Dental LLC.

     12.  Our officers currently own and operate SofTouch Dental
LLC, a privately held dental practice. Our officers could have a conflict of interest relating to business activities and decisions for SofTouch and the registrant.

SofTouch Dental LLC is in the same line of business as the proposed activities of the registrant. In addition to a conflict of interest in the amount of time spent on the two operations as discussed above, there may be a conflict of interest for our officers in patient development, staff recruitment and other related business decisions for SofTouch and the registrant.

	2. Exhibit 5, attorney's opinion has been revised to include the common shares being sold by the selling shareholders.

     3. The registrant has researched potential licensing issues in the state of Arizona relating to the acquiring and opening of dental practices in Arizona. Based on that in-house research, the registrant is of the opinion that there are no material risks that would require additional disclosure in the registration statement.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,

/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law